Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive loss
Revenue	€ 8,275	€ 41,353	€ 40,366
Other income and expenses - net	4,697	1,417	1,310
Research and development expenses	(94,958)	(98,814)	(81,488)
General and administrative expenses	(24,675)	(32,075)	(24,218)
Operating loss	(106,661)	(88,119)	(64,030)
Finance income / (costs) - net	726	2,117	6,509
Loss before tax	(105,935)	(86,002)	(57,521)
Income taxes	(3)	(2)	(2)
Loss for the period	(105,938)	(86,004)	(57,523)
Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	0	(6,047)	(7,693)
Other comprehensive loss	0	(6,047)	(7,693)
Total comprehensive loss	€ (105,938)	€ (92,051)	€ (65,216)
Basic loss per share in € per share	€ (7.09)	€ (6.04)	€ (4.81)
Diluted loss per share in € per share	€ (7.09)	€ (6.04)	€ (4.81)
Weighted number of common shares outstanding, basic	14,939,916	14,236,229	11,950,238
Weighted number of common shares outstanding, diluted	14,939,916	14,236,229	11,950,238